Shareholders' Equity (Details)		12 Months Ended
	Feb. 03, 2016 item shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares
Equity Incentive Plan 2018 [Member]
Incentive plans
Number of shares authorized for grant		4,100,000
2016 Equity Incentive Plan
Incentive plans
Number of shares authorized for grant	75,000
Award term	10 years
Number of award components | item	2
Number of shares issuable			3,015,572
2016 Equity Incentive Plan | Time
Incentive plans
Vesting percentage	25.00%
Vesting period		4 years